UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                         FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check Here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tributary Capital Management, LLC
Address: 215 West Oak St., Suite 201
	 Fort Collins, CO  80521

Form 13F File Number: 028-13245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Celeste Blackburn
Title: Chief Compliance Officer
Phone: 970-498-1914

Signature, Place, and Date of Signing:

Celeste Blackburn	 Fort Collins, CO		  October 29, 2009
-----------------   ---------------------------        ------------
   [Signature] 		 [City, State] 		          [Date]



Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name
--------------------		---------------
28-00317			First National Bank of Omaha